Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Inventory deposits	$ 3,497	$ 6,255	$ 0
Prepaid sales commissions	5,509	2,838	4,771
Other	941	978	184
Total prepaid expenses and other current assets	$ 9,947	$ 10,071	$ 4,955